OPERATING LEASES (EXCLUDING LAND USE RIGHTS) (Tables)	6 Months Ended
Jun. 30, 2024
Operating Leases
SUPPLEMENTAL CASH FLOWS INFORMATION

Supplemental cash flows information related to leases are as follows:

	For the six months ended	For the six months ended
	June 30, 2024	June 30, 2023
	US$’000	US$’000
	(Unaudited)	(Unaudited)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows payments for operating leases	-	-
Right-of-use assets obtained in exchange for lease liabilities:
Right-of-use assets obtained in exchange for new operating lease liabilities	-	-

SCHEDULE OF COST FOR OPERATING LEASES

The components of lease cost for operating leases were as follows:

	For the six months ended	For the six months ended
	June 30, 2024	June 30, 2023
	US$’000	US$’000
	(Unaudited)	(Unaudited)

Operating lease cost	-	-
Short-term lease cost	450	841
Total lease cost	450	841